Stockholders' Equity (Deficit) (Details) - Restricted stock [Member]	6 Months Ended
Sep. 30, 2017 $ / shares shares
Number of Shares
Non-vested Number of Shares, March 31, 2017 | shares | shares
Number of Shares, Issued | shares | shares	233,334
Shares vested | shares	(25,000)
Number of Shares, Forfeited | shares | shares
Non-vested Number of Shares, September 30, 2017 | shares | shares	208,334
Weighted Average Grant Date Fair Value Per Share
Non-vested Weighted Average Grant Date Fair Value Per Share, March 31, 2017 | $ / shares | $ / shares
Weighted Average Grant Date Fair Value Per Share, Issued | $ / shares | $ / shares	5.01
Weighted Average Grant Date Fair Value Per Share, Vested | $ / shares | $ / shares	5.01
Weighted Average Grant Date Fair Value Per Share, Forfeited | $ / shares | $ / shares
Non-vested Weighted Average Grant Date Fair Value Per Share, September 30, 2017 | $ / shares | $ / shares	$ 5.01